ACQUISITIONS	12 Months Ended
Dec. 31, 2023
ACQUISITIONS
ACQUISITIONS

21 Acquisitions

Accounting policy

The Group accounts for business combinations using the acquisition method when control is transferred to the Group. The consideration transferred in the acquisition is measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment. Any gain on a bargain purchase is recognised in profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities.

Any contingent consideration payable is measured at fair value at the acquisition date. If the contingent consideration is classified as equity, then it is not remeasured and settlement is accounted for within equity. Otherwise, subsequent changes in the fair value of the contingent consideration are recognised in profit or loss.

Year ended 31 December 2023

No acquisitions were completed in the year ended 31 December 2023.

During 2023, management evaluated the commercial viability of Engage products and concluded that they should be discontinued (see Note 2.2 for further details).

Year ended 31 December 2022

On 18 January 2022, the Group completed the acquisition of 100% of the share capital of Engage Uni, LLC (doing business as Engage Surgical), owner of the only cementless unicompartmental (partial) knee system commercially available in the US. The maximum consideration, all payable in cash, is $135m and the provisional fair value consideration is $131m and includes $32m of contingent consideration. The goodwill represents the control premium, the acquired workforce and the synergies expected from integrating Engage Surgical into the Group’s existing business. The majority of the consideration is expected to be deductible for tax purposes.

The fair value of assets acquired and liabilities assumed is set out below:

Engage Surgical
$ million
Intangible assets – Product-related	44
Property, plant and equipment	2
Inventory	2
Trade and other payables	(1)
Net assets	47
Goodwill	84
Consideration (net of $nil cash acquired)	131

The product-related intangible assets were valued using a relief-from-royalty methodology with the key inputs being revenue, profit and discount rate. The cash outflow from acquisitions of $113m (2021: $285m) comprises payments of consideration of $89m (2021: $236m) relating to acquisitions in the current year and payments of deferred and contingent consideration of $24m (2021: $49m) relating to acquisitions completed in prior years.

The carrying value of goodwill increased from $2,989m at 31 December 2021 to $3,031m at 31 December 2022. The acquisition in the year ended 31 December 2022 increased goodwill by $84m, this was partially offset by foreign exchange movements of $42m.

For the year ended 31 December 2022, the contribution from Engage Surgical to revenue and to profit was immaterial. If the business combination had occurred at the beginning of the year the contribution to revenue and profit would not have been materially different.

Year ended 31 December 2021

On 4 January 2021, the Group completed the acquisition of the Extremity Orthopaedics business of Integra LifeSciences Holdings Corporation (‘Extremity Orthopaedics’). The acquisition significantly strengthens the Group’s extremities business by adding a combination of a focused sales channel, complementary shoulder replacement and upper and lower extremities portfolio, and a new product pipeline. The transaction comprised the acquisition of the entire issued share capital of two wholly owned US subsidiaries of Integra LifeSciences Holdings Corporation group and certain assets of the Extremity Orthopaedics business held both in and outside the US. The maximum consideration is $240m and the fair value of consideration is $236m and includes no deferred or contingent consideration.

The goodwill represents the control premium, the acquired workforce and the synergies expected from integrating Extremity Orthopaedics into the Group’s existing business, and is expected to be partly deductible for tax purposes.

The fair value of assets acquired and liabilities assumed is set out below:

Extremity Orthopaedics
$ million
Intangible assets – Product-related	101
Intangible assets – Customer-related	11
Property, plant and equipment	22
Inventory	41
Other payables	(23)
Net deferred tax asset	(12)
Net assets	140
Goodwill	96
Consideration (net of $nil cash acquired)	236

The product-related intangible assets were valued using an excess earnings methodology with the key inputs being revenue, profit and discount rate. The cash outflow from acquisitions of $285m (2020: $170m) comprises payments of consideration of $236m (2020: $117m) relating to the acquisition which completed in the current year and payments of deferred and contingent consideration of $49m (2020: $53m) relating to acquisitions completed in prior years.

The carrying value of goodwill increased from $2,928m at 31 December 2020 to $2,989m at 31 December 2021. The acquisition in the year ended 31 December 2021 increased goodwill by $96m, this was partially offset by foreign exchange movements of $35m. For the year ended 31 December 2021, the contribution from Extremity Orthopaedics to revenue was $82m and to profit was immaterial. If the business combination had occurred at the beginning of the year the contribution to revenue and profit would not have been materially different.